Haynsworth Sinkler Boyd, P.A.
                         Attorneys and Counselors at Law


                          1201 MAIN STREET, 22ND FLOOR
                                  (29201-3226)
                       POST OFFICE BOX 11889 (29211-1889)
                            COLUMBIA, SOUTH CAROLINA
                             TELEPHONE 803.779.3080
                             FACSIMILE 803.765.1243
                           WEBSITE www.hsblawfirm.com

                                November 3, 2009

Daniel F. Duchovny, Esquire
Special Counsel
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-3628

 VIA OVERNIGHT DELIVERY AND EDGAR

          Re:  GrandSouth Bancorporation, Greenville, South Carolina
               Schedule 13E-3
               Filed September 29, 2009
               File No. 005-81190

               Preliminary  Proxy  Statement on Schedule 14A
               Filed September 29, 2009
               File No. 000-31937

Dear Mr. Duchovny,

         On behalf of GrandSouth Bancorporation (the "Company") set forth below are responses to the Commission Staff's comments relating to the above-referenced filings set forth in your letter of October 15, 2009. In response to your comments, the Company has also filed via EDGAR Amendment No. 1 to the Company's Schedule 13E-3 and Amendment No. 1 to the Preliminary Proxy Statement on Schedule 14A. For your convenience, we furnish a marked copy of both filings showing changes from the original filing.

Schedule 13E-3

 General

1. We note that you are purporting to create two classes of securities out of what is currently a single class of common stock, for the purpose of taking the company private by causing each "new" class to be held by less than 500 shareholders of record. Please provide a formal opinion of counsel, supported by appropriate legal analysis, that your common stock and your newly authorized preferred stock are separate classes of securities under South Carolina law. The analysis should include a detailed discussion and comparison of each feature of your common stock and the preferred stock and why the rights of each class support the opinion of counsel. In your response letter, provide your legal analysis as to why the common stock and series A preferred stock are truly separate classes for purposes of

Daniel F. Duchovny, Esquire
November 3, 2009
Page 2


     determining eligibility to deregister under Section 12 of the Securities Exchange Act of 1934. Please support your analysis with citations to state statutory or case law, where appropriate. We may have further Comments after reviewing the legal opinion and your response.

     Response:

     A copy of an opinion letter of Haynsworth Sinkler Boyd, P.A. to the Company with respect to the determination that the Company's common stock and Series A Preferred Stock are separate classes of securities under South Carolina law is enclosed herewith.

     In further response to this comment, the following is a summary of the legal analysis as to why the common stock and Series A Preferred Stock are separate classes for purposes of determining eligibility to deregister under Section 12 of the Securities Exchange Act of 1934.

     Section 12(g) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and Rule 12g-1 promulgated thereunder require certain issuers to register a class of securities and report under the Exchange Act if the issuer has total assets exceeding $10 million and a "class of equity security" held of record by 500 or more persons. The determination of whether an issuer has the required number of record shareholders is made as to each separate class of equity securities rather than on an aggregate basis. For purposes of determining the applicability of these registration requirements to corporations, Section 12(g)(5) of the Exchange Act defines the term "class" to include all securities of a corporation which are of substantially similar character and the holders of which enjoy substantially similar rights and privileges.

     At least three characteristics of the Series A Preferred Stock differ substantially from the Company's common stock such that both classes are not of "substantially similar character" and the holders of each do not
     "enjoy substantially similar rights and privileges": voting rights, dividend preference, and convertibility.

          a. Voting Rights. Most significantly, holders of Series A Preferred Stock will not have any voting rights with respect to the Company other than as required by law or in connection with a Change of Control, as such term is defined in the proposed Articles of Amendment filed as Appendix A to the Proxy Statement. As a result, holders of Series A Preferred Stock will not have the right to vote on the election of directors, changes to the articles of incorporation (except to the extent such changes alter the rights of the series A Preferred Stock), changes to the bylaws, shareholder

Daniel F. Duchovny, Esquire
November 3, 2009
Page 3


     proposals, acquisitions of other companies, executive compensation, or other matters that may be presented to the shareholders for their approval. In light of the importance given by the Commission and government to the effective exercise of corporate suffrage rights with respect to the election of directors and executive compensation, the absence of the right to vote on those matters should, by itself, be sufficient to delineate the Series A Preferred Stock as a separate class from the common stock for the purposes of Section 12(g)(5).

     This analysis is in line with the approach taken by the Commission in a 1991 no-action letter. In the 1991 letter, using the definition of "class" set forth in Section 12(g)(5) and applying it to Section 16 (which does not define "class"), the Commission took the position that the issuer's Class A and Class B Common Stock were substantially different where the voting rights of the Class A common stock were significantly more restricted than those of the Class B common stock. The Commission took this position even though the Class A Common Stock and Class B Common Stock were identical in all respects and had equal rights and privileges, except holders of Class A Common Stock had no voting rights, other than (i) with respect to certain merger, share exchange, reclassification or recapitalization transactions,
     (ii) with respect to any amendment to the Articles of Incorporation of the issuer affecting the voting rights of shareholders of Class A Common Stock, and (iii) as otherwise required by the laws of the state of Georgia, the state of incorporation of the issuer. Crawford & Co., SEC No-Action Letter, Fed. Sec. L. Rep. CCH, 79,673 (April 19, 1991).

     The difference in voting rights described above is no more significant than the difference in voting rights in the proposed terms of the Company's Series A Preferred Stock versus the Company's common stock. Additionally, in the transaction described by the Crawford No-Action Letter, the variation in voting rights was the only difference between the otherwise identical classes of stock.

          b. Dividend Preference. The holders of the Series A Preferred Stock have the right to be paid a dividend which is 5% greater than any dividend paid to holders of the common stock at any time a dividend is paid on the common stock. Five percent is not an insubstantial difference in dividend payments. Neither is the difference merely hypothetical because the Company has historically paid cash dividends. Accordingly, the Series A Preferred Stock is not the economic equivalent of the common stock.

          c. Convertibility: The Series A Preferred Stock will automatically convert into shares of the Company's common stock, on the basis of one share of common stock for each share of Series A Preferred Stock, immediately prior to the consummation of any Change of Control of the Company. The Company's Articles of Incorporation make no provision for convertibility of the common stock. Accordingly, consistent with Section 33-6-101(c) of the South Carolina Business Corporation Act, the Company's common stock is not convertible.

Daniel F. Duchovny, Esquire
November 3, 2009
Page 4


     Furthermore, the Commission has concluded that when one class of security has the right to convert into another class of security, the former class of security will not necessarily be considered to be in the same class as the latter security. Town and Country, SEC No-Action Letter, 1971 WL 7606 (May 4, 1971). In the Town and Country letter, the Commission agreed that the language of Section 15(d) of the Exchange Act did not mandate that the company's common stock and warrants to purchase shares of such common stock should be considered the same class of security where the common stock and warrants had different voting rights and different rights to participate in earnings. Id.

     Based on the foregoing and given the different rights and privileges afforded to holders of the Series A Preferred Stock as compared to holders of the Company's common stock, the two securities do not constitute the same "class" of securities for purposes of Section 12(g)(5) of the Exchange Act. Therefore, the Company's common stock and the Series A Preferred Stock are truly separate classes for purposes of determining eligibility to deregister under Section 12 of the Exchange Act.

Preliminary Proxy Statement

Cover Letter

2. Please revise the cover page to highlight that security holders who receive preferred stock (i) will not receive any consideration for their shares of common stock, and (ii) will lose voting rights on any matter other than a change in control transaction and will also lose the benefits of registration.

     Response:

     This language has been highlighted in bold as requested.

Cautionary Notice With Respect to Forward-Looking Statements. page ii

3. Please relocate this section and the "Important Notices" section such that they appear after the Question and Answer and the Special Factors sections.

     Response:

     These sections have been relocated as requested.

4. We note the disclaimer that you do not undertake any obligations to update the forward-looking statements. This disclosure is inconsistent with your

Daniel F. Duchovny, Esquire
November 3, 2009
Page 5


     obligation  under  Rules  13e-3(d)(2)  and  13e-3(f)(l)(iii)  to amend  the
     Schedule 13E-3 to reflect a material change in the information previously disclosed. Please revise.

     Response:

     We have removed the disclaimer.

Questions and Answers. page 1

5. Please revise the first q&a on page 5 (and the remainder of the proxy statement, as necessary) to describe the specific information you intend to include in future annual reports, assuming the completion of the proposed going private transaction. Also, with a view toward revised disclosure, tell us whether there your financial reports and other financial and operational information are available on the FDIC's website.

     Response:

     The requested additional disclosure has been provided under this q&a on page 4, and under a new q&a that follows it on page 5. Additional disclosure has also been provided in the q&a relating to audited financial statements on page 10, under the second bullet point under negative factors the board considered on page 24, and under "Termination of Securities Exchange Act Registration and Reporting Requirements" on page 29.

     As noted in the new q&a on page 5, financial information about the Company can be found on the Federal Reserve website, and financial information about the Bank can be found on the Federal Financial Institutions Examination Council website.

 Special Factors

 Background of the Reclassification. Page 13

6. Expand the background section to describe in greater detail the discussions of the board of directors, at meetings or otherwise, with respect to the going private transaction. It appears that extended periods of time elapsed between meetings of the board without a description of what, if any, activities were taking place with respect to the going private transaction. Also, specify who participated at the meetings instead of stating that "the Company's officers" were present. Finally, we note that you describe alternative transactions that the board considered but there is no description of any such discussions in this section: please revise to indicate the meetings at which these discussions took place and whether management presented any analysis of these alternative transactions.

Daniel F. Duchovny, Esquire
November 3, 2009
Page 6


     Response:

     The discussion has been expanded to include additional detail under "Background of the Reclassification" on pages 15-19.

Effects of the Reclassification on GrandSouth Bancorporation. Page 26

7. Please revise the section "Effects on Our Directors and Executive Officers" to include disclosure required by Instruction 3 to Item 1013 of Regulation M-A.

     Response:

     The disclosure has been revised to reflect that the only effect on directors and executive officers will be with respect to their relative share ownership.

Selected Historical Consolidated Financial Data. Page 49

8. Please revise this section to include the disclosure required by Item 1010(a)(3) of Regulation M-A.

     Response:

     A line item "Ratio of Earnings to Fixed Charges" has been added to the "Selected Historical Consolidated Financial Data" table.

Form of Proxy Card

9. Please revise the form of proxy to clearly identify each as preliminary. See Rule 14a-6(e)(1).

     Response:

     The requested revision has been made.

                                      * * *

     In addition, on behalf of each filing person, we acknowledge that:

     o each filing person is responsible for the adequacy and accuracy of the disclosure in the filing;

     o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

Daniel F. Duchovny, Esquire
November 3, 2009
Page 7


     o no filing person may assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         If you have any questions or additional comments concerning the foregoing, please do not hesitate to contact me at 803-540-7818 or Suzi Clawson at 803-540-7819.

                                                   Very truly yours,

                                                   s/George S. King, Jr.
                                                   -----------------------------
                                                   George S. King, Jr.

                         Haynsworth Sinkler Boyd, P.A.
                         Attorneys and Counselors at Law


                          1201 MAIN STREET, 22ND FLOOR
                                  (29201-3226)
                       POST OFFICE BOX 11889 (29211-1889)
                            COLUMBIA, SOUTH CAROLINA
                             TELEPHONE 803.779.3080
                             FACSIMILE 803.765.1243
                           WEBSITE www.hsblawfirm.com

                                November 2, 2009

GrandSouth Bancorporation
381 Halton Road
Greenville, South Carolina 29607

         Re:   Rule 13E-3 Transaction (GrandSouth Bancorporation)

Ladies and Gentlemen:

          We have acted as counsel to GrandSouth Bancorporation, a South Carolina corporation (the "Company"), in connection with the filing of its
Schedule 13E-3 with the Securities and Exchange Commission (the "Commission") under the Securities Exchange Act of 1934, as amended, related to proposed amendments to the Company's Articles of Incorporation providing for the reclassification (the "Reclassification") of certain shares of the Company's common stock (the "Common Stock"), no par value, to shares of the Company's proposed new series of Series A Preferred Stock (the "Series A Preferred Stock"), no par value, which is designed to reduce the number of shareholders of record of the Company's common stock below 300.

          In our capacity as counsel to the Company and in connection with the Reclassification, we have been asked to deliver our opinion as to whether the Common Stock and Series A Preferred Stock constitute separate classes of stock under South Carolina law. We have reviewed the current designations of the Common Stock and previously authorized preferred stock as set forth in the Company's Articles of Incorporation, as amended, and described in the Company's preliminary proxy statement filed with the Commission under cover of Schedule 14A, as amended (the "Proxy Statement"), and the designations of the Common Stock and the Series A Preferred Stock as set forth in proposed Articles of Amendment to the Company's Articles of Incorporation attached as Appendix A to the Proxy Statement (the "Articles of Amendment"). We have also reviewed applicable provisions of the South Carolina Business Corporation Act (the "SCBCA"), and such other sources and documents as we have deemed appropriate as a basis for the opinions hereinafter set forth. As to all matters of fact, we have relied on certificates of the officers of the Company.

SCBCA Analysis

          Under Section 33-6-101(a) of the SCBCA, a South Carolina corporation's articles of incorporation must:

          "...prescribe the classes of shares and the number of shares of each class that the corporation is authorized to issue. If more than one class of shares is authorized, the articles of incorporation must

GrandSouth Bancorporation
November 2, 2009
Page 2

          prescribe a distinguishing designation for each class and, prior to the issuance of shares of a class, the preferences, limitations, and relative rights of that class must be described in the articles of incorporation...."

          Section 33-6-102(a) of the SCBCA provides that if a corporation's articles of incorporation so provide:

          "...the board of directors may determine, in whole or in part, the preferences, limitations, and relative rights (within the limits set forth in Section 33-6-101) of (1) any class of shares before the issuance of any shares of that class or (2) one or more series within a class before the issuance of any shares of that series."

          Article Three of the Company's Articles of Incorporation, as previously amended, authorizes 20,000,000 shares of common stock, no par value per share (the "Common Stock"), and 20,000,000 shares of preferred stock, no par value per share, and further authorizes the board of directors to "determine, in whole or part, the preferences, limitations, and relative rights (within the limits set forth in Section 33-6-101 of the South Carolina Business Corporation
Act) of one or more series within the class of preferred stock before the issuance of any shares of that series." Of the 20,000,000 authorized shares of preferred stock, Article Three designates 9,000 as Fixed Rate Cumulative
Perpetual Preferred Stock, Series T, and 451 shares as Fixed Rate Cumulative Perpetual Preferred Stock, Series W. The Series T and Series W Preferred Shares were authorized by the Company's board of directors in connection with the
Company's participation in the U. S. Department of the Treasury's Capital Purchase Program under the Emergency Economic Stability Act of 2008. In connection with the Reclassification, the board of directors has authorized the Company to file the Articles of Amendment to establish and authorize 500,000 shares of a new Series A Preferred Stock with the relative rights, preferences and other terms as described therein.

          Section 33-6-101(b) of the SCBCA requires that the Company's Articles of Incorporation authorize:

          "(1) One or more classes of shares that together have unlimited voting rights; and

           (2) One or more classes of shares (which may be the same class or classes as those with voting rights) that together are entitled to receive the net assets of the corporation upon dissolution."

          Under Section 33-7-210 of the SCBCA, unless otherwise provided by a corporation's articles of incorporation, each outstanding share is entitled to one vote on each matter voted on at a shareholders meeting. Because the Company's Articles of Incorporation do not provide otherwise, the outstanding shares of Common Stock are entitled to one vote on each matter voted on at a shareholders' meeting. Accordingly, the outstanding shares of Common Stock have unlimited voting rights. Pursuant to the Articles of Amendment, the Class A

GrandSouth Bancorporation
November 2, 2009
Page 3

Preferred Stock will have limited voting rights (being only those voting rights required by law and the right to vote upon any proposal for a Change in Control, as defined in the Articles of Amendment).

          Upon dissolution of the Company, as set forth in the Articles of Amendment and in the articles of amendment previously filed to set the terms of the Series T and Series W Preferred Stock, the holders of the Common Stock and the holders of the Class A Preferred Stock would be subordinate to the preferences of the holders of the Series T and Series W Preferred Stock, but the holders of the Common Stock and the holders of the Series A Preferred Stock would share ratably with each other in the net assets of the Corporation based on their respective number of shares, regardless of class or type, based on an assumed conversion of the Class A Preferred Stock into shares of Common Stock on the basis of one for one. Therefore, the Company's Common Stock satisfies the requirements set forth in Section 33-6-101(b) of the SCBCA because the holders of the Common Stock have unlimited voting rights and, together with the holders of the Series A Preferred Stock, are entitled to receive the net assets of the Company upon dissolution.

          Section 33-6-101(c) of the SCBCA provides that a corporation's articles of incorporation may authorize one or more classes of shares that:

          "(1) have special, conditional, or limited voting rights, or no right to vote, except to the extent prohibited by [the SCBCA]

           (2) are redeemable or convertible as specified in the articles of incorporation:

                   (i) at the option of the corporation, the shareholder, or another person or upon the occurrence of a designated event;

                   (ii) for cash, indebtedness,  securities,  or other property;
                   or

                   (iii) in a designated amount or in an amount determined in accordance with a designated formula or by reference to extrinsic data or events;

          (3)  entitle the holders to  distributions  calculated  in any manner,
          including  dividends  that  may  be  cumulative,   noncumulative,   or
          partially cumulative; and

          (4) have  preference  over any other class of shares  with  respect to
          distributions,   including   dividends  and  distributions   upon  the
          dissolution of the corporation."

          Section 33-6-101(d)  provides that the foregoing list of designations,
preferences,   limitations,   and  relative  rights  of  share  classes  is  not

GrandSouth Bancorporation
November 2, 2009
Page 4

exhaustive, and the Comments to Section 33-6-101 of the SCBCA indicate that the foregoing is simply a list of the "principal features that are customarily incorporated into classes of shares." The comments to Section 33-6-101 further note that this section "authorizes the creation of new or innovative classes of shares without limitation or restriction," and that the section "is basically enabling rather than restrictive since corporations often find it necessary to create new and innovative  classes of shares for a variety of  reasons...."  The proposed Class A Preferred Stock includes several of the foregoing features, which distinguish it from the Common Stock. These distinguishing features of the Class A Preferred Stock and Common Stock are described below:

          Voting Rights. Except as required by law, the holders of the Class A Preferred Stock have limited voting rights, and are entitled to vote only upon a proposal for a Change in Control, as defined in the Articles of Amendment. Such limited voting rights of the Series A Preferred Stock contrast with the unlimited voting rights afforded to the holders of the Common Stock. For example, holders of Common Stock have (and holders of Series A Preferred Stock do not have), the right to vote on (i) the election of directors of the Company,
(ii) the adoption of stock incentive plans, and (iii) most charter amendments. The "except as required by law" clause refers to the provisions of the SCBCA that permit a class of shares that is designated to be nonvoting to vote, as a separate voting group:

          (i) on amendments to the articles of incorporation if the amendment would:

                   (1) increase or decrease the aggregate number of authorized shares of the class:

                   (2) effect an exchange or reclassification of all or part of the shares of the class into shares of another class;

                   (3) effect an exchange or reclassification, or create the right of exchange, of all or part of the shares of another class into shares of the class;

                   (4)  change  the   designation,   rights,   preferences,   or
                   limitations of all or part of the shares of the class;

                   (5) change the shares of all or part of the class into a different number of shares of the same class;

                   (6) create a new class of shares having rights or preferences with respect to distributions or to dissolution that are prior, superior, or substantially equal to the shares of the class;

                   (7) increase the rights, preferences, or number of authorized shares of any class that, after giving effect to the

GrandSouth Bancorporation
November 2, 2009
Page 5

                   amendment,   have  rights  or  preferences  with  respect  to
                   distributions or to dissolution that are prior, superior, or substantially equal to the shares of the class:

                   (8) limit or deny an existing preemptive right of all or part of the shares of the class: or

                   (9) cancel or otherwise affect rights to distributions or dividends that have accumulated but not yet been declared on all or part of the shares of the class.

          (ii) on a plan of merger if the plan contains a provision that, if contained in a proposed amendment to the articles of incorporation as set forth in (i) above would require action by separate voting groups; and

          (iii) on a plan of share exchange by each class or series of shares included in the exchange.

See SCBCA Sections 33-10-104 and 33-11-103.

          The Articles of Amendment define a Change of Control as:

          "consummation of (i) a merger, share exchange, consolidation or other business combination of the corporation with any other "person" (as such term is used in Sections 13(d) and 14(d) of the Securities Exchange Act of 1934, as amended) or affiliate thereof, other than a merger, share exchange, consolidation or business combination that would result in the outstanding Common Stock of the corporation immediately prior thereto continuing to represent (either by remaining outstanding or by being converted into common stock of the surviving entity or parent or affiliate thereof) more than fifty percent (50%) of the outstanding common stock of the corporation or such surviving entity or parent or affiliate thereof outstanding immediately after such merger, share exchange, consolidation or business combination; or
          (ii) an agreement for the sale or disposition by the corporation of all or substantially all of the corporation's assets.

          Convertibility. Pursuant to Section 6 of the Articles of Amendment, shares of the Class A Preferred Stock will automatically convert into shares of Common Stock, on the basis of one share of Common Stock for each share of Series A Preferred Stock, immediately prior to consummation of any Change of Control of the Company. The conversion of the Preferred Stock into Common Stock is contingent upon the effectiveness of the Change of Control. The Common Stock is not subject to any convertibility feature.

GrandSouth Bancorporation
November 2, 2009
Page 6

         Section 33-6-101(c)(2) of the SCBCA specifically provides that a corporation's articles of incorporation may authorize one or more classes of stock that are convertible upon the occurrence of a designated event into cash, indebtedness, securities or other property. Section 33-6-103(a) of the SCBCA provides:

          "A corporation may issue the number of shares of each class or series authorized by the articles of incorporation. Shares that are issued are outstanding until they are reacquired, redeemed, converted, or canceled."

          Accordingly, issued shares of a convertible class of stock are deemed under the SCBCA to be outstanding shares of the convertible class of stock until they are converted. Stated differently, shares of a convertible class of stock are not deemed to be shares of the class into which they are convertible until the time they are converted. As a result, outstanding shares of the Series A Preferred Stock will be a separate class of stock from the Common Stock under the SCBCA until such time as they are converted.

         Moreover, the right to convert the Series Preferred Stock to Common Stock is limited solely to the occurrence of a Change of Control of the Company, an occurrence which (given their status relative to total outstanding voting shares of the Company) the holders of the Series A Preferred Stock will be unable to cause unilaterally. In light of the limited application of the conversion rights of the Series A Preferred Stock, holders of the Series A Preferred Stock could not be said to enjoy substantially similar rights and privileges to those enjoyed by the holders of Common Stock.

          Dividend Rights. Pursuant to Section 4 of the Articles of Amendment, holders of the Series A Preferred Stock will be entitled to a preference in the distribution of dividends, when, as and if declared by the Board of Directors, and will receive out of any assets of the Company legally available therefor, cash dividends in a per share amount equal to 105% of that declared on shares of Common Stock prior to the payment of any dividends to the holders of the Common Stock.

         Section 33-6-101 of the SCBCA does not require that different classes of a corporation's stock have significantly different features or characteristics in order to be deemed separate classes. Section 33-6-101(a) of the SCBCA merely requires that the articles of incorporation "prescribe a distinguishing designation for each class." Accordingly, under the SCBCA, different classes of a corporation's stock may be distinguished by simply providing distinguishing titles for the classes, such as "Common Stock," "Class A Common" or "Series A Preferred Stock." Moreover, under Sections 33-6-101(c) and (d) of the SCBCA, a South Carolina corporation's articles of incorporation may authorize "one or more classes of shares" that have the various features described under those provisions. Accordingly, Section 33-6-101 of the SCBCA specifically contemplates that different classes of stock may have similar fundamental characteristics. Although some of the characteristics of the Common Stock and the Series A Preferred Stock are the same or similar, several

GrandSouth Bancorporation
November 2, 2009
Page 7


fundamental characteristics are different, including voting rights, dividend preferences, and convertibility.

Opinion

         Based on the foregoing, it is our opinion that, upon the filing of the Articles of Amendment, the Common Stock and the Class A Preferred Stock will represent separate classes of securities of the Company under South Carolina law.

          We express no opinion as to matters under or involving the laws of any jurisdiction other than the laws of the State of South Carolina.



                                           Haynsworth Sinkler Boyd, P. A.

                                           s/Haynsworth Sinkler Boyd, P.A.

                                           By:  Suzanne Hulst Clawson